Acquisitions & Divestitures - SRA (Tables) - SRA Companies, Inc.	12 Months Ended
Jun. 30, 2015
Obase Government Services
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The purchase price allocation for Qbase was as follows (in thousands):

Components of Purchase Price
Cash paid	$71,476
Liabilities assumed	524

Total purchase price	$72,000

Allocation of Purchase Price
Current assets	$725
Long-term assets	550
Definite-lived intangible assets	25,400
Goodwill	45,325

Total purchase price	$72,000

MorganFranklin Corporation's National Security Solutions Division
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The purchase price allocation for MorganFranklin Corporation’s NSS Division was as follows (in thousands):

Current assets	$6,033
Current liabilities	(2,219)

Acquired tangible assets	3,814
Definite-lived intangible assets	10,000
Goodwill	19,817

Total purchase price	$33,631